Financial risk management (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) process numeral	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
At December [Abstract]
Fraud risk, number of processes to control fraud risk | process	2
Credit and Liquidity Risk: level of risk for card issuers | numeral	3
Payables To Third Parties	R$ 11,642,218	R$ 10,151,464
Checking accounts	12,030,573	11,382,924
Obligations to FIDC quota holders	134,375	0
Trade and other current payables	663,229	513,920
Payables to related parties	1,131,246	476,804
Borrowings	4,521,503	189,427
Banking Issuances	24,089,234	16,188,440	R$ 11,995,288
Cash and cash equivalents	927,668	2,899,060	R$ 1,829,097	R$ 1,794,362
Not later than one month [member]
At December [Abstract]
Payables To Third Parties	7,408,721	4,380,229
Checking accounts	12,153,386	11,382,924
Obligations to FIDC quota holders	0	0
Trade and other current payables	590,500	513,920
Payables to related parties	0	0
Borrowings	2,540,481	0
Banking Issuances	4,337,470	1,638,743
Due within 31 to 120 days [Member]
At December [Abstract]
Payables To Third Parties	2,902,945	2,636,667
Checking accounts	0	0
Obligations to FIDC quota holders	0	0
Trade and other current payables	72,092	0
Payables to related parties	70,285	56,390
Borrowings	1,409,264	195,603
Banking Issuances	5,435,056	6,284,683
Due within 121 to 180 days [Member]
At December [Abstract]
Payables To Third Parties	607,624	573,115
Checking accounts	0	0
Obligations to FIDC quota holders	0	0
Trade and other current payables	347	0
Payables to related parties	0	0
Borrowings	0	0
Banking Issuances	806,348	2,649,511
Later than six months and not later than one year [member]
At December [Abstract]
Payables To Third Parties	638,359	2,375,592
Checking accounts	0	0
Obligations to FIDC quota holders	147,729	0
Trade and other current payables	291	0
Payables to related parties	50,460	86,450
Borrowings	707,278	0
Banking Issuances	2,603,457	1,253,959
Later than one year [member]
At December [Abstract]
Payables To Third Parties	84,570	185,861
Checking accounts	0	0
Obligations to FIDC quota holders	1,151,767	0
Trade and other current payables	0	0
Payables to related parties	1,142,913	383,687
Borrowings	0	0
Banking Issuances	R$ 12,943,828	R$ 5,448,062